Consolidated Schedule of Investments (Unaudited) December 31, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 76.7%
U.S. Treasury Bills
5.292%, 01/11/2024 (A)	$40,000,000	$39,947,731
5.287%, 02/08/2024 (A)	40,000,000	39,783,370
5.275%, 01/02/2024 (A)	35,000,000	35,000,000
5.261%, 01/30/2024 (A)	45,000,000	44,814,745
5.235%, 01/18/2024 (A)	40,000,000	39,906,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,426,758)		199,451,955

TOTAL INVESTMENTS — 76.7% (Cost $199,426,758)		199,451,955
OTHER ASSETS LESS LIABILITIES – 23.3%		60,681,038
NET ASSETS - 100%		$260,132,993

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
AUDUSD Currency	(30)	Mar-2024	$(2,005,709)	$(2,049,150)	$(43,441)
CAD Currency	(27)	Mar-2024	(2,016,128)	(2,041,875)	(25,747)
Canadian 10-Year Bond	(36)	Mar-2024	(3,149,727)	(3,373,820)	(134,406)
Copper ^	(131)	Mar-2024	(12,551,048)	(12,741,388)	(190,340)
Corn ^	(733)	Mar-2024	(17,683,844)	(17,271,312)	412,532
Euro FX	(15)	Mar-2024	(2,050,080)	(2,076,562)	(26,482)
Japanese Yen	(491)	Mar-2024	(43,551,403)	(44,042,700)	(491,297)
Live Cattle ^	(257)	Feb-2024	(17,374,763)	(17,321,800)	52,963
Natural Gas ^	(671)	Mar-2024	(18,633,711)	(15,614,170)	3,019,541
Soybean ^	(136)	Mar-2024	(8,914,203)	(8,826,400)	87,803
Sugar No. 11 ^	(318)	Mar-2024	(7,397,254)	(7,329,773)	67,481
U.S. 10-Year Treasury Note	(545)	Mar-2024	(59,313,317)	(61,525,391)	(2,212,074)
Wheat ^	(592)	Mar-2024	(17,089,458)	(18,588,800)	(1,499,342)
WTI Crude Oil ^	(211)	Mar-2024	(15,329,984)	(15,158,240)	171,744
			(227,060,629)	(227,961,381)	(811,065)
Long Contracts
British Pound	534	Mar-2024	42,182,650	42,556,463	373,813
Euro-Bund	371	Mar-2024	56,189,269	56,200,455	(211,123)
Gasoline ^	64	Mar-2024	5,805,431	5,714,150	(91,281)
Gold ^	61	Feb-2024	12,332,791	12,637,980	305,189
Japanese 10-Year Bond	67	Mar-2024	67,593,599	69,713,262	617,775
Long Gilt 10-Year Bond	129	Mar-2024	16,975,261	16,878,705	(90,171)
NY Harbor ULSD ^	112	Mar-2024	12,615,750	11,737,421	(878,329)
Swiss Franc	292	Mar-2024	42,408,444	43,727,000	1,318,556
			256,103,195	259,165,436	1,344,429
			$29,042,566	$31,204,055	$533,364

Consolidated Schedule of Investments (Unaudited) December 31, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of December 31, 2023.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

AUD — Australian Dollar

CAD — Canadian Dollar

USD — U.S. Dollar

KRS-QH-025-0600

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